CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 33,764	$ 33,962	$ 156,087	$ 160,823	$ 106,209
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,665	22,743	92,955	46,837	40,167
Stock-based compensation	8,957	3,901	28,058	28,088	18,252
Loss on debt modification and extinguishment	10,886
Amortization of deferred financing costs and original issue discount on debt	870	984	4,062	764	170
Excess tax benefits from stock option exercises	(3,213)	(6,533)	(9,041)	(4,541)	(1,613)
Deferred income taxes	1,149	2,666	(5,958)	15,025	(4,430)
Impairment of long-lived assets					8,495
Provision for doubtful accounts	1,575	702	4,086	2,596	2,600
Gains on available-for-sale investments and trading securities				(701)	(7,007)
Loss on auction rate securities rights					6,892
Amortization of bond premium	84	152	546	2,975	12
Loss on asset sale				1,933
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(14,399)	(19,180)	(30,874)	(3,624)	(17,515)
Unbilled receivables	(240)	2,574	(821)	2,111	(4,202)
Notes receivable	723	681	2,786	(4,944)	(1,590)
Prepaid expenses and other current assets	(2,359)	10,077	12,089	(8,329)	(640)
Deferred costs	190	(235)	794	(1,974)	1,746
Income taxes receivable	6,596	34,604	40,319	(18,795)
Other assets	86	257	(8)		(520)
Other liabilities	102	(4,867)	1,455	(3,180)	6,774
Accounts payable and accrued expenses	(26,428)	(30,886)	3,472	12,602	(12,615)
Income taxes payable	9,379			(1,590)	439
Accrued restructuring reserve			(3,989)	(657)	1,448
Deferred revenue	(544)	8,426	7,549	994	1,705
Net cash provided by operating activities	51,843	60,028	303,567	226,413	144,777
Investing activities:
Purchases of property and equipment	(13,417)	(9,647)	(53,094)	(45,785)	(38,077)
Sales and maturities of investments	2,020	1,403	10,316	116,128	37,725
Purchases of investments			(1,494)	(81,239)	(50,762)
Businesses acquired, net of cash acquired			706	(695,547)	(21,658)
Net cash (used in) provided by investing activities	(11,397)	(8,244)	(43,566)	(706,443)	(72,772)
Financing activities:
(Increase) decrease in restricted cash	(6)	(7)	7,708	(8,852)	(44)
Proceeds from note payable	624,244			591,000
Payments under notes payable obligations	(2,031)	(1,500)	(6,000)	(1,500)	(987)
Extinguishment of note payable	(592,500)
Principal repayments on capital lease obligations	(976)	(900)	(3,494)	(7,171)	(12,208)
Debt issuance costs	(11,410)			(20,418)
Proceeds from exercise of common stock options	6,256	32,084	59,056	39,278	7,766
Excess tax benefits from stock-based compensation	3,213	6,533	9,041	4,541	1,613
Repurchase of restricted stock awards	(6,392)	(8,913)	(10,212)	(1,641)	(691)
Repurchase of common stock	(24,445)	(23,837)	(98,040)	(324,301)	(40,400)
Net cash (used in) provided by financing activities	(4,047)	3,460	(41,941)	270,936	(44,951)
Effect of foreign exchange rates on cash and cash equivalents	21	(313)	(42)	(239)	(65)
Net increase (decrease) in cash and cash equivalents	36,420	54,931	218,018	(209,333)	26,989
Cash and cash equivalents at beginning of period	340,255	122,237	122,237	331,570	304,581
Cash and cash equivalents at end of period	376,675	177,168	340,255	122,237	331,570
Supplemental cash flow information:
Cash paid for interest			31,209	762	1,247
Cash paid for income taxes			50,229	40,715	72,726
Non-cash investing activities:
Property and equipment acquired under capital leases			1,057	1,141	1,414
Accounts payable incurred to purchase property and equipment			$ 5,759	$ 2,733	$ 1,104
Equity awards assumed in TARGUSinfo acquisition				677